Leases - Summary Of Supplemental Information Relating To Operating Leases (Detail) - Surrozen Inc [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Cash paid for amounts included in the measurement of lease liabilities (in thousands)	$ 2,520	$ 2,266
Weighted-average remaining lease term (in years)	4 years 2 months 8 days	5 years 3 months 29 days
Weighted-average discount rate	8.40%	8.50%